Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,096,000.00
Previously Paid Amount	0.00
Total Fee Amount	427.56
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 427.56
Narrative - Max Aggregate Offering Price	$ 3,096,000.00
Final Prospectus	true